UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23289

 NAME OF REGISTRANT:                     Angel Oak Strategic Credit
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Rd. NE, Suite 1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam Langley
                                         c/o Angel Oak Capital Advisors,LLC
                                         3344 Peachtree Rd. NE, Suite 1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Angel Oak Strategic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 ESSENT GROUP LTD                                                                            Agenda Number:  935826036
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3198U102
    Meeting Type:  Annual
    Meeting Date:  02-May-2023
          Ticker:  ESNT
            ISIN:  BMG3198U1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark A. Casale                                            Mgmt          For                            For
       Douglas J. Pauls                                          Mgmt          For                            For
       William Spiegel                                           Mgmt          For                            For

2.     REAPPOINTMENT OF PRICEWATERHOUSECOOPERS LLP               Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDED DECEMBER 31, 2023
       AND UNTIL THE 2024 ANNUAL GENERAL MEETING
       OF SHAREHOLDERS, AND TO REFER THE
       DETERMINATION OF THE AUDITORS' COMPENSATION
       TO THE BOARD OF DIRECTORS.

3.     PROVIDE A NON-BINDING, ADVISORY VOTE ON OUR               Mgmt          For                            For
       EXECUTIVE COMPENSATION.

4.     APPROVE THE ESSENT GROUP LTD. 2013                        Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN, AS AMENDED AND
       RESTATED.




--------------------------------------------------------------------------------------------------------------------------
 NMI HOLDINGS, INC.                                                                          Agenda Number:  935795875
--------------------------------------------------------------------------------------------------------------------------
        Security:  629209305
    Meeting Type:  Annual
    Meeting Date:  11-May-2023
          Ticker:  NMIH
            ISIN:  US6292093050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bradley M. Shuster                                        Mgmt          For                            For
       Adam S. Pollitzer                                         Mgmt          For                            For
       Michael Embler                                            Mgmt          For                            For
       Priya Huskins                                             Mgmt          For                            For
       James G. Jones                                            Mgmt          For                            For
       Lynn S. McCreary                                          Mgmt          For                            For
       Michael Montgomery                                        Mgmt          For                            For
       Regina Muehlhauser                                        Mgmt          For                            For
       Steven L. Scheid                                          Mgmt          For                            For

2.     Advisory approval of our executive                        Mgmt          For                            For
       compensation.

3.     Ratification of the appointment of BDO USA,               Mgmt          For                            For
       LLP as NMI Holdings, Inc. independent
       auditors.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Strategic Credit Fund
By (Signature)       /s/ Adam Langley
Name                 Adam Langley
Title                Principal Executive Officer
Date                 08/16/2023